Post-employment benefits for associates (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 202	$ 148
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(3,321)	(3,409)
Current service cost	(372)	(336)
Net interest expense	(58)	(77)
Administrative expenses	(24)	(24)
Past service cost and settlements	117	(25)
Remeasurements	21	(126)
Currency translation effects	(190)	21
Novartis Group contributions	464	420
Effect of acquisitions, divestments or transfers	11	(10)
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	16	7
Net liability at end of period	(3,336)	(3,321)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	202	148
Accrued benefit liability	(3,538)	(3,469)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(612)	(954)
Current service cost	(11)	(13)
Net interest expense	(16)	(26)
Past service cost and settlements	(1)	0
Remeasurements	109	(35)
Currency translation effects	7	0
Novartis Group contributions		74
Novartis Group contributions	(20)
Effect of acquisitions, divestments or transfers	1	(3)
Net liability at end of period	(543)	(612)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	(543)	(612)
Discontinued operations [member] | Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	0	238
Net liability at end of period		0
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	$ 0	345
Net liability at end of period		$ 0